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            ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24f-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.   Name and address of issuer:
     Security First Trust
     11365 West Olympic Boulevard
     Los Angeles, CA 90064

2.   Name of each series of class of funds for which this notice is filed:
     Security First Trust

3.   Investment Company Act File Number:
     811-2480

     Securities Act File Number:
     2-51173

4.   Last day of fiscal year for which this notice is filed:
     July 31, 1998

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
     (Box not checked)

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
     N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
     0

9.   Number and aggregate sale price of securities sold during the fiscal year:
     76,833 shares; $1,139,210

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     76,833 shares; $1,139,210

11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, is applicable (see Instruction B.7):
     0
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12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
           $1,139,210

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
           $270,896

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24f-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): $868,314

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
           .00034483

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
           $299.42

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a):
     (Box checked.)

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: September __, 1998


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)        /s/ GEORGE J. OLAH
                                ------------------------------------------
                                George J. Olah
                                Treasurer


                                /s/ RICHARD C. PEARSON
                                ------------------------------------------
                                Richard C. Pearson
                                President

Date; September __, 1998